Income Taxes (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Deferred tax assets, valuation allowance	$ 96,776	$ 67,543
Indefinite net federal operating loss	265,900
Research and development income tax credits	3,400
Income tax expense, interest and penalties	0	0	$ 0
Liabilities for uncertain tax positions	0
Unrecognized tax benefits that would impact effective tax rate	1,100	$ 400	$ 400
Research and Development Income Tax Credits [Member]
Income Tax Disclosure [Line Items]
Tax credit, not subject to expire	1,900
Federal [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 278,700
Operating loss carryforwards, expiration year	2035
Income tax credits, expiration year	2035
State [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 114,000
Operating loss carryforwards, expiration year	2034